19. RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Accounts payable, related parties

The outstanding financing payables, related parties as of December 31, 2017 and 2016 were as follows:

		December 31,
	Notes	2017	2016
		RMB	RMB

Mr. Li		62,748	996
Alliance Rich	(1)	22	29,534
Hebei Kaiyuan	(1)	32,229	29,873
Honest Best Int’l Ltd.	(1)	76	80
Smart Success	(1)	11,812	477,518
Ruituo	(2)	—	214,783
Beiguo Mall Xinji Branch	(3)	1,729,316	1,147,749
Total		1,836,203	1,900,533

Notes:

(1)	Entity controlled by Mr. Li.
(2)	Entity controlled by Mr. Li’s brother.
(3)	Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%.

Long-term accounts payable, related parties
		December 31,
	Notes	2017	2016
		RMB	RMB
Ruituo	(1)	235,527	229,118
Note: (1) Entity controlled by Mr. Li’s brother.
Schedule of related party transactions
	Notes		Year Ended December 31,
			2017	2016	2015
			RMB	RMB	RMB
Capital nature:
Alliance Rich	(1)	(d)	847	1,166	1,046
Beiguo Auto	(4)	(c)	—	—	1,133
Beiguo Mall Xinji Branch	(4)	(c)	3,754,748	1,132,130	—
Beiguo Mall Xinji Branch	(4)	(d)	138,980	13,690	—
Hebei Kaiyuan	(1)	(b)	4,220	—	—
Hebei Xuyuan Investment Company	(5)	(b)	10,450	62,300	19,353
Hebei Xuyuan Investment Company	(5)	(d)	432	1,287	70
Kaiyuan Shengrong	(1)	(a)	560,000	625,999	—
Mr. Li	(3)	(h)	29,816	—	—
Mr. Li	(3)	(a)	1,766,000	1,750,998	2,209,982
Mr. Li	(3)	(b)	63,424	—	—
Mr. Li	(3)	(d)	1,702	—	—
Ruituo	(2)	(b)	765,000	812,595	902,473
Ruituo	(2)	(c)	1,075,688	3,681,410	343,061
Ruituo	(2)	(d)	16,059	20,111	24,325
Xinji Beiguo Mall	(4)	(c)	—	—	221,758
Xinji Beiguo Mall	(4)	(d)	—	7	9,922

Operating nature:
Smart Success Investment Limited	(1)	(f)	—	739,814	—
Hebei Kaiyuan	(1)	(d)	1,873	1,834	1,874
Mr. Lei Chen	(6)	(g)	109,272	45,377	—
Mr. Lei Chen	(6)	(d)	1,622	2,597	—
Mr. Shu Ling Li	(7)	(g)	1,434	706	—
Mr. Xing Wei	(8)	(g)	1,033	1,033	—
Mr. Yong Qi Li	(9)	(g)	61,760	3,000	—
Yuanshi County Natural Gas Sales Company	(2)	(e)	—	—	5,770

Notes:

(1) Entity controlled by Mr. Li.

(2) Entity controlled by Mr. Li’s brother.

(3) The Chairman and Chief Executive Officer of Fincera.

(4) Entity in which Mr. Li is the indirect beneficial owner of approximately 20.92%

(5) Entity in which Mr. Li holds 40% equity interest.

(6) The regional manager of the Company.

(7) The sister of Mr. Li.

(8) The Company’s COO, retired from the Company since August 2017.

(9) The brother of Mr. Li.

Nature of transaction:

(a) Bank loan guarantee provided to the bank by the related parties.

(b) Loan provided to the Company during the year.

(c) Internet-based financing provided to the Company during the year.

(d) Interest incurred by the Company during the year.

(e) CeraPay funds used.

(f) Acquisition transaction.

(g) CeraVest investment.

(h) Capital transaction with shareholder